REPORTABLE BUSINESS SEGMENTS - Geographical Disclosure (Details) - CAD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020
Operating segments:
Sales	$ 2,740,037	$ 3,153,652	$ 3,441,393	$ 2,740,037	$ 3,153,652
Non-current assets	252,320	399,752		252,320	399,752
Canada
Operating segments:
Sales	303,666	509,910	613,944
Non-current assets	178,802	233,678		178,802	233,678
U.S.
Operating segments:
Sales	2,436,371	2,643,742	$ 2,827,449
Non-current assets	$ 73,518	$ 166,074		$ 73,518	$ 166,074